VESSELS AND EQUIPMENT, NET - Narrative (Details) - vessels	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels EGCS completed	2
Number of vessels, drydock performed	3
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period		25 years
Vessels and equipment | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period	20 years
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers sold	1
Number of vessels delivered	2
Suezmax tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers sold	2